                    UNITED INVESTORS LIFE INSURANCE COMPANY
         Advantage Plus Flexible Premium Variable Life Insurance Policy


        Supplement dated August 31, 1998 to Prospectus dated May 1, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION IN THE ADVANTAGE PLUS PROSPECTUS:

The name of TMK/United Funds, Inc. has been changed to "Target/United Funds, Inc." Accordingly, the above Prospectus is amended to (1) delete "TMK/United" and (2) substitute "Target/United."

Target/United Funds, Inc. has added a "Rule 12b-1" service fee. Accordingly, the section of the above Prospectus entitled "PORTFOLIOS AVAILABLE THROUGH INVESTMENT DIVISIONS" is amended to (1) delete the table entitled "TMK/United Annual Expenses," and (2) substitute the following table and footnotes to the table of in its place:

                                           TARGET/UNITED ANNUAL EXPENSES (1)
                             (Expressed as a Percentage of Net Assets of the Portfolio) (2)
                                       Management              12B-1                 Other            Total Portfolio
Portfolio                                 Fees                Fees (3)              Expenses              Expenses
--------------------------------  --------------------  --------------------  --------------------  --------------------
Asset Strategy                                   0.80%                 0.25%                 0.13%                 1.18%
Balanced                                         0.60%                 0.25%                 0.07%                 0.92%
Bond                                             0.53%                 0.25%                 0.05%                 0.83%
Growth                                           0.70%                 0.25%                 0.02%                 0.97%
High Income                                      0.65%                 0.25%                 0.05%                 0.95%
Income                                           0.70%                 0.25%                 0.02%                 0.97%
International                                    0.80%                 0.25%                 0.18%                 1.23%
Limited-Term Bond                                0.55%                 0.25%                 0.18%                 0.98%
Money Market                                     0.50%                 0.25%                 0.08%                 0.83%
Science and Technology                           0.69%                 0.25%                 0.25%                 1.19%
Small Cap                                        0.85%                 0.25%                 0.05%                 1.15%

(1) The Target/United Annual Expenses shown above are assessed at the underlying Portfolio level and are not direct charges against Variable Account assets or reductions from Policy Value. These expenses are taken into consideration in computing each underlying Portfolio's net asset value which is the share price used to calculate the unit values of the Investment Divisions of the Variable Account. These expenses are more fully explained in the prospectus for Target/United. The information relating to these expenses was provided by Waddell & Reed, Inc. and was not independently verified by United Investors.

(2) The percentages are based on expenses incurred for the year ended December 31, 1997 except for the Science and Technology Portfolio, which is a new portfolio, where the figures are estimates for the year ending December 31, 1998.

(3) Effective August 31, 1998, Target/United Funds, Inc. has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each Portfolio may pay monthly a service fee to Waddell & Reed, Inc., the principal underwriter of Target/United and the Policy, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is paid to reimburse Waddell & Reed, Inc. to finance the provision of personal services to Policyowners and maintenance of Policyowner accounts.

The section of the above Prospectus entitled "HYPOTHETICAL ILLUSTRATIONS" is amended to (1) delete the first sentence of the second paragraph, and (2) add the following sentence in its place:

     The illustrations assume an average annual expense ratio of 1.02% of the average daily net assets of the Portfolios available under the Policies, based on the expense ratios of each of the Portfolios for the last fiscal year of operations and the Service Fee ("12b-1 Fee"), at an annual rate of 0.25%, under the Service Plan beginning August 31, 1998, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The section of the above Prospectus entitled "HYPOTHETICAL ILLUSTRATIONS" is amended to (1) delete the fifth sentence of the second paragraph, and (2) substitute the following sentence in its place:

     After deduction of estimated Portfolio expenses and the current mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of return for the Investment Divisions of -1.92%, 4.08%, and 10.08% respectively in policy years 1 through 10 and -1.72%, 4.28%, and 10.28% respectively thereafter.

The section of the above Prospectus entitled "HYPOTHETICAL ILLUSTRATIONS" is amended to (1) delete the hypothetical illustrations, and (2) substitute the attached hypothetical illustrations in their place.

The Prospectus dated May 1, 1998 for TMK/United Funds, Inc. has been amended. Please refer to the Prospectus Supplement dated August 31, 1998 for TMK/United Funds, Inc.

This Supplement is dated August 31, 1998.

       Please keep this Supplement with your Prospectus dated May 1, 1998 for the Advantage Plus Flexible Premium Variable Life Insurance Policy

                    MALE ISSUE AGE 35, STANDARD NON-TOBACCO
                             $1,000 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION A
                                CURRENT CHARGES

                            DEATH BENEFITS            POLICY VALUES         SURRENDER VALUES
                      -------------------------- ----------------------- -----------------------
END OF    PREMIUMS                            ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                          ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%      6%      12%     0%      6%      12%
------  ------------- -------- -------- -------- ------- ------- ------- ------- ------- -------
   1       $ 1,050    $100,000 $100,000 $100,000 $   706 $   756 $   806 $     6 $    56 $   106
   2         2,153     100,000  100,000  100,000   1,391   1,535   1,686     691     835     986
   3         3,310     100,000  100,000  100,000   2,052   2,336   2,644   1,352   1,636   1,944
   4         4,526     100,000  100,000  100,000   2,690   3,158   3,687   1,990   2,458   2,987
   5         5,802     100,000  100,000  100,000   3,304   4,003   4,825   2,604   3,303   4,125
   6         7,142     100,000  100,000  100,000   3,891   4,867   6,064   3,255   4,231   5,428
   7         8,549     100,000  100,000  100,000   4,457   5,757   7,418   3,684   5,184   6,845
   8        10,027     100,000  100,000  100,000   5,003   6,674   8,901   4,494   6,165   8,392
   9        11,578     100,000  100,000  100,000   5,535   7,627  10,534   5,090   7,182  10,089
  10        13,207     100,000  100,000  100,000   6,053   8,617  12,332   5,671   8,235  11,950
  11        14,917     100,000  100,000  100,000   6,564   9,656  14,329   6,246   9,338  14,011
  12        16,713     100,000  100,000  100,000   7,054  10,729  16,525   6,799  10,474  16,270
  13        18,599     100,000  100,000  100,000   7,521  11,836  18,940   7,330  11,645  18,749
  14        20,579     100,000  100,000  100,000   7,970  12,982  21,601   7,843  12,655  21,474
  15        22,657     100,000  100,000  100,000   8,408  14,176  24,539   8,344  14,112  24,475
  16        24,840     100,000  100,000  100,000   8,824  15,411  27,778   8,824  15,411  27,776
  17        27,132     100,000  100,000  100,000   9,201  16,672  31,335   9,201  16,672  31,335
  18        29,539     100,000  100,000  100,000   9,542  17,963  35,249   9,542  17,963  35,249
  19        32,066     100,000  100,000  100,000   9,840  19,278  39,554   9,840  19,278  39,554
  20        34,719     100,000  100,000  100,000  10,092  20,617  44,296  10,092  20,617  44,296
  21        37,505     100,000  100,000  100,000  10,296  21,980  49,523  10,296  21,980  49,523
  22        40,430     100,000  100,000  100,000  10,445  23,364  55,292  10,445  23,364  55,292
  23        43,502     100,000  100,000  100,000  10,530  24,760  61,662  10,530  24,760  61,662
  24        46,727     100,000  100,000  100,000  10,550  26,171  68,710  10,550  26,171  68,710
  25        50,113     100,000  100,000  102,530  10,489  27,586  76,515  10,489  27,586  76,515
  26        53,669     100,000  100,000  110,666  10,347  29,008  85,128  10,347  29,008  85,128
  27        57,403     100,000  100,000  121,073  10,105  30,422  94,588  10,105  30,422  94,588
  28        61,323     100,000  100,000  132,277   9,765  31,834 104,982   9,765  31,834 104,982
  29        65,439     100,000  100,000  144,336   9,304  33,231 116,400   9,304  33,231 116,400
  30        69,761     100,000  100,000  157,312   8,710  34,605 128,944   8,710  34,605 128,944

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                    MALE ISSUE AGE 50, STANDARD NON-TOBACCO
                             $2,500 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION A
                                CURRENT CHARGES

                            DEATH BENEFITS            POLICY VALUES          SURRENDER VALUES
                      -------------------------- ------------------------ -----------------------
END OF    PREMIUMS                             ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                           ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%      6%      12%      0%      6%      12%
------  ------------- -------- -------- -------- ------- ------- -------- ------- ------- -------
   1      $  2,625    $100,000 $100,000 $100,000 $ 1,838 $ 1,966 $  2,094 $   838 $   966 $ 1,094
   2         5,381     100,000  100,000  100,000   3,605   3,976    4,363   2,605   2,976   3,363
   3         8,275     100,000  100,000  100,000   5,328   6,060    6,854   4,328   5,060   5,854
   4        11,314     100,000  100,000  100,000   6,994   8,206    9,575   5,994   7,206   8,575
   5        14,505     100,000  100,000  100,000   8,583  10,397   12,533   7,583   9,397  11,533
   6        17,855     100,000  100,000  100,000  10,113  12,654   15,771   9,204  11,745  14,862
   7        21,373     100,000  100,000  100,000  11,569  14,964   19,305  10,751  14,146  18,487
   8        25,066     100,000  100,000  100,000  12,940  17,319   23,161  12,213  16,592  22,434
   9        28,945     100,000  100,000  100,000  14,227  19,724   27,377  13,591  19,088  26,741
  10        33,017     100,000  100,000  100,000  15,424  22,176   31,992  14,879  21,631  31,447
  11        37,293     100,000  100,000  100,000  16,542  24,706   37,107  16,087  24,251  36,652
  12        41,782     100,000  100,000  100,000  17,565  27,293   42,743  17,201  26,929  42,379
  13        46,497     100,000  100,000  100,000  18,539  29,985   49,005  18,266  29,712  48,732
  14        51,446     100,000  100,000  100,000  19,491  32,812   55,989  19,309  32,630  55,807
  15        56,644     100,000  100,000  100,000  20,405  35,771   63,775  20,314  35,680  63,684
  16        62,101     100,000  100,000  100,000  21,121  38,742   72,403  21,121  38,742  72,403
  17        67,831     100,000  100,000  100,000  21,695  41,781   82,031  21,695  41,781  82,031
  18        73,848     100,000  100,000  109,428  22,130  44,904   92,735  22,130  44,904  92,735
  19        80,165     100,000  100,000  122,248  22,412  48,117  104,465  22,412  48,117 104,485
  20        86,798     100,000  100,000  136,156  22,507  51,417  117,376  22,507  51,417 117,376
  21        93,763     100,000  100,000  151,252  22,418  54,828  131,523  22,418  54,828 131,523
  22       101,076     100,000  100,000  165,205  22,089  58,345  147,084  22,089  58,345 147,084
  23       108,755     100,000  100,000  182,289  21,519  62,002  164,224  21,519  62,002 164,224
  24       116,818     100,000  100,000  199,608  20,679  65,822  183,127  20,679  65,822 183,127
  25       125,284     100,000  100,000  218,278  19,492  69,819  203,999  19,492  69,819 203,999
  26       134,173     100,000  100,000  238,448  17,940  74,042  227,093  17,940  74,042 227,093
  27       143,506     100,000  100,000  265,069  15,916  78,526  252,447  15,916  78,526 252,447
  28       153,307     100,000  100,000  294,288  13,382  83,343  280,274  13,382  83,343 280,274
  29       163,597     100,000  100,000  326,330  10,188  88,566  310,790  10,188  88,566 310,790
  30       174,402     100,000  100,000  361,458   6,268  94,310  344,245   6,268  94,310 344,245

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                    MALE ISSUE AGE 35, STANDARD NON-TOBACCO
                             $1,000 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION A
                              GUARANTEED CHARGES

                            DEATH BENEFITS           POLICY VALUES         SURRENDER VALUES
                      -------------------------- ---------------------- ----------------------
END OF    PREMIUMS                           ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                         ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%     6%      12%     0%     6%      12%
------  ------------- -------- -------- -------- ------ ------- ------- ------ ------- -------
   1       $ 1,050    $100,000 $100,000 $100,000 $  676 $   725 $   775 $    0 $    25 $    75
   2         2,153     100,000  100,000  100,000  1,332   1,472   1,619    632     772     919
   3         3,310     100,000  100,000  100,000  1,964   2,239   2,539  1,264   1,539   1,839
   4         4,526     100,000  100,000  100,000  2,573   3,027   3,539  1,873   2,327   2,839
   5         5,802     100,000  100,000  100,000  3,159   3,834   4,629  2,459   3,134   3,929
   6         7,142     100,000  100,000  100,000  3,718   4,659   5,814  3,082   4,023   5,178
   7         8,549     100,000  100,000  100,000  4,251   5,503   7,105  3,678   4,930   6,532
   8        10,027     100,000  100,000  100,000  4,756   6,365   8,511  4,247   5,856   8,002
   9        11,578     100,000  100,000  100,000  5,234   7,245  10,042  4,789   6,800   9,597
  10        13,207     100,000  100,000  100,000  5,683   8,142  11,712  5,301   7,760  11,330
  11        14,917     100,000  100,000  100,000  6,101   9,054  13,532  5,783   8,736  13,214
  12        16,713     100,000  100,000  100,000  6,486   9,981  15,517  6,231   9,726  15,262
  13        18,599     100,000  100,000  100,000  6,837  10,923  17,684  6,646  10,732  17,493
  14        20,579     100,000  100,000  100,000  7,153  11,876  20,051  7,026  11,749  19,924
  15        22,657     100,000  100,000  100,000  7,431  12,841  22,638  7,367  12,777  22,574
  16        24,840     100,000  100,000  100,000  7,667  13,814  25,467  7,667  13,814  25,467
  17        27,132     100,000  100,000  100,000  7,858  14,791  28,562  7,858  14,791  28,562
  18        29,539     100,000  100,000  100,000  7,997  15,766  31,947  7,997  15,766  31,947
  19        32,066     100,000  100,000  100,000  8,077  16,735  35,654  8,077  16,735  35,654
  20        34,719     100,000  100,000  100,000  8,094  17,691  39,716  8,094  17,691  39,716
  21        37,505     100,000  100,000  100,000  8,040  18,630  44,175  8,040  18,630  44,175
  22        40,430     100,000  100,000  100,000  7,911  19,545  49,076  7,911  19,545  49,076
  23        43,502     100,000  100,000  100,000  7,701  20,434  54,476  7,701  20,434  54,476
  24        46,727     100,000  100,000  100,000  7,402  21,287  60,434  7,402  21,287  60,434
  25        50,113     100,000  100,000  100,000  7,003  22,096  67,024  7,003  22,096  67,024
  26        53,669     100,000  100,000  100,000  6,491  22,850  74,327  6,491  22,850  74,327
  27        57,403     100,000  100,000  105,502  5,853  23,535  82,423  5,853  23,535  82,423
  28        61,323     100,000  100,000  115,041  5,068  24,134  91,302  5,068  24,134  91,302
  29        65,439     100,000  100,000  125,271  4,113  24,627 101,025  4,113  24,627 101,025
  30        69,761     100,000  100,000  136,242  2,964  24,993 111,673  2,964  24,993 111,673

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                    MALE ISSUE AGE 50, STANDARD NON-TOBACCO
                             $2,500 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION A
                              GUARANTEED CHARGES

                            DEATH BENEFITS            POLICY VALUES           SURRENDER VALUES
                      -------------------------- ------------------------ ------------------------
END OF    PREMIUMS                             ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                           ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%      6%      12%      0%      6%      12%
------  ------------- -------- -------- -------- ------- ------- -------- ------- ------- --------
   1      $  2,625    $100,000 $100,000 $100,000 $ 1,769 $ 1,894 $  2,020 $   769 $   894 $  1,020
   2         5,381     100,000  100,000  100,000   3,468   3,830    4,208   2,468   2,830    3,208
   3         8,275     100,000  100,000  100,000   5,093   5,804    6,576   4,093   4,804    5,576
   4        11,314     100,000  100,000  100,000   6,639   7,812    9,140   5,639   6,812    8,140
   5        14,505     100,000  100,000  100,000   8,103   9,853   11,916   7,103   8,853   10,916
   6        17,855     100,000  100,000  100,000   9,481  11,923   14,926   8,572  11,014   14,017
   7        21,373     100,000  100,000  100,000  10,769  14,021   18,193   9,951  13,203   17,375
   8        25,066     100,000  100,000  100,000  11,966  16,148   21,747  11,239  15,421   21,020
   9        28,945     100,000  100,000  100,000  13,067  18,301   25,620  12,431  17,665   24,984
  10        33,017     100,000  100,000  100,000  14,064  20,475   29,846  13,519  19,930   29,301
  11        37,293     100,000  100,000  100,000  14,949  22,666   34,466  14,494  22,211   34,011
  12        41,782     100,000  100,000  100,000  15,713  24,870   39,529  15,349  24,506   39,165
  13        46,497     100,000  100,000  100,000  16,341  27,078   45,089  16,068  26,805   44,816
  14        51,446     100,000  100,000  100,000  16,818  29,281   51,212  16,636  29,099   51,030
  15        56,644     100,000  100,000  100,000  17,129  31,474   57,981  17,038  31,383   57,890
  16        62,101     100,000  100,000  100,000  17,270  33,662   65,507  17,270  33,662   65,507
  17        67,831     100,000  100,000  100,000  17,216  35,833   73,907  17,216  35,833   73,907
  18        73,848     100,000  100,000  100,000  16,951  37,984   83,330  16,951  37,984   83,330
  19        80,165     100,000  100,000  109,765  16,451  40,110   93,816  16,451  40,110   93,816
  20        86,798     100,000  100,000  122,126  15,686  42,205  105,281  15,686  42,205  105,281
  21        93,763     100,000  100,000  135,486  14,611  44,254  117,814  14,611  44,254  117,814
  22       101,076     100,000  100,000  148,667  13,169  46,240  131,564  13,169  46,240  131,564
  23       108,755     100,000  100,000  162,802  11,284  48,141  146,668  11,284  48,141  146,668
  24       116,818     100,000  100,000  177,983   8,867  49,934  163,287   8,867  49,934  163,287
  25       125,284     100,000  100,000  194,327   5,824  51,601  181,614   5,824  51,601  181,614
  26       134,173     100,000  100,000  211,976   2,050  53,128  201,882   2,050  53,128  201,882
  27       143,506         ***  100,000  235,258     ***  54,503  224,056     ***  54,503  224,056
  28       153,307         ***  100,000  260,717     ***  55,710  248,302     ***  55,710  248,302
  29       163,597         ***  100,000  288,538     ***  56,729  274,798     ***  56,729  274,798
  30       174,402         ***  100,000  318,921     ***  57,524  303,734     ***  57,524  303,734

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time. As indicated by the asterisks, at certain rates of return additional premium payments will be required to prevent Policy termination.

                    MALE ISSUE AGE 35, STANDARD NON-TOBACCO
                             $1,000 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION B
                                CURRENT CHARGES

                            DEATH BENEFITS            POLICY VALUES         SURRENDER VALUES
                      -------------------------- ----------------------- -----------------------
END OF    PREMIUMS                            ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                          ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%     6%      12%      0%     6%      12%
------  ------------- -------- -------- -------- ------ ------- -------- ------ ------- --------
   1       $ 1,050    $100,705 $100,755 $100,805 $  705 $   755 $    805 $    5 $    55 $    105
   2         2,153     101,387  101,531  101,681  1,387   1,531    1,681    687     831      981
   3         3,310     102,044  102,326  102,633  2,044   2,326    2,633  1,344   1,626    1,933
   4         4,526     102,676  103,141  103,667  2,676   3,141    3,667  1,976   2,441    2,967
   5         5,802     103,283  103,976  104,793  3,283   3,976    4,793  2,583   3,276    4,093
   6         7,142     103,861  104,827  106,013  3,861   4,827    6,013  3,225   4,191    5,377
   7         8,549     104,416  105,701  107,343  4,416   5,701    7,343  3,843   5,128    6,770
   8        10,027     104,949  106,598  108,795  4,949   6,598    6,795  4,440   6,089    8,286
   9        11,578     105,467  107,527  110,389  5,467   7,527   10,389  5,022   7,082    9,944
  10        13,207     105,970  108,489  112,138  5,970   8,489   12,138  5,588   8,107   11,756
  11        14,917     106,463  109,495  114,075  6,463   9,495   14,075  6,145   9,177   13,757
  12        16,713     106,932  110,528  116,194  6,932  10,528   16,194  6,677  10,273   15,939
  13        18,599     107,378  111,589  118,515  7,378  11,589   18,515  7,187  11,398   18,324
  14        20,579     107,803  112,682  121,060  7,803  12,682   21,060  7,676  12,555   20,933
  15        22,657     108,214  113,815  123,861  8,214  13,815   23,861  8,150  13,751   23,797
  16        24,840     108,602  114,979  126,932  8,602  14,979   26,932  8,602  14,979   26,932
  17        27,132     108,947  116,156  130,279  8,947  16,156   30,279  8,947  16,156   30,279
  18        29,539     109,251  117,347  133,934  9,251  17,347   33,934  9,251  17,347   33,934
  19        32,066     109,506  118,545  137,919  9,506  18,545   37,919  9,506  18,545   37,919
  20        34,719     109,711  119,746  142,264  9,711  19,746   42,264  9,711  19,746   42,264
  21        37,505     109,861  120,946  147,001  9,861  20,946   47,001  9,861  20,946   47,001
  22        40,430     109,951  122,137  152,165  9,951  22,137   52,165  9,951  22,137   52,165
  23        43,502     109,968  123,307  157,783  9,968  23,307   57,783  9,968  23,307   57,783
  24        46,727     109,914  124,452  163,904  9,914  24,452   63,904  9,914  24,452   63,904
  25        50,113     109,770  125,553  170,557  9,770  25,553   70,557  9,770  25,553   70,557
  26        53,669     109,537  126,608  177,798  9,537  26,608   77,798  9,537  26,608   77,798
  27        57,403     109,195  127,591  185,663  9,195  27,591   85,663  9,195  27,591   85,663
  28        61,323     108,760  128,513  194,232  8,760  28,513   94,232  8,780  28,513   94,232
  29        65,439     108,198  129,336  203,540  8,196  29,336  103,540  8,198  29,336  103,540
  30        69,761     107,496  130,041  213,646  7,496  30,041  113,646  7,496  30,041  113,646

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                    MALE ISSUE AGE 50, STANDARD NON-TOBACCO
                             $2,500 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION B
                                CURRENT CHARGES

                            DEATH BENEFITS            POLICY VALUES           SURRENDER VALUES
                      -------------------------- ------------------------ ------------------------
END OF    PREMIUMS                             ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                           ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%      6%      12%      0%      6%      12%
------  ------------- -------- -------- -------- ------- ------- -------- ------- ------- --------
   1      $  2,625    $101,828 $101,955 $102,083 $ 1,828 $ 1,955 $  2,083 $   828 $   955 $  1,083
   2         5,381     103,575  103,943  104,326   3,575   3,943    4,326   2,575   2,943    3,326
   3         8,275     105,268  105,990  106,775   5,268   5,990    6,775   4,268   4,990    5,775
   4        11,314     106,893  108,085  109,431   6,893   8,085    9,431   5,893   7,085    8,431
   5        14,505     108,427  110,203  112,293   8,427  10,203   12,293   7,427   9,203   11,293
   6        17,855     109,889  112,363  115,397   9,889  12,363   15,397   8,980  11,454   14,488
   7        21,373     111,261  114,548  118,748  11,261  14,548   18,748  10,443  13,730   17,930
   8        25,066     112,528  116,741  122,353  12,528  16,741   22,353  11,801  16,014   21,626
   9        28,945     113,691  118,941  126,238  13,691  18,941   26,238  13,055  18,305   25,602
  10        33,017     114,740  121,136  130,416  14,740  21,136   30,416  14,195  20,591   29,871
  11        37,293     115,679  123,339  134,949  15,679  23,339   34,949  15,224  22,884   34,494
  12        41,782     116,494  125,526  139,833  16,494  25,526   39,833  16,130  25,162   39,469
  13        46,497     117,253  127,763  145,175  17,253  27,763   45,175  16,980  27,490   44,902
  14        51,446     117,976  130,072  151,042  17,976  30,072   51,042  17,794  29,890   50,860
  15        56,644     118,646  132,438  157,469  18,646  32,438   57,469  18,555  32,347   57,378
  16        62,101     119,041  134,633  164,277  19,041  34,633   64,277  19,041  34,633   64,277
  17        67,831     119,247  136,735  171,593  19,247  36,735   71,593  19,247  36,735   71,593
  18        73,848     119,269  138,741  179,468  19,269  38,741   79,468  19,269  38,741   79,468
  19        80,165     119,092  140,627  187,942  19,092  40,627   87,942  19,092  40,627   87,942
  20        86,798     118,673  142,341  197,028  18,673  42,341   97,028  18,673  42,341   97,028
  21        93,763     118,021  143,881  206,794  18,021  43,881  106,794  18,021  43,881  106,794
  22       101,076     117,070  145,168  217,236  17,070  45,168  117,236  17,070  45,168  117,236
  23       108,755     115,833  146,197  228,431  15,833  46,197  128,431  15,833  46,197  128,431
  24       116,818     114,284  146,927  240,425  14,284  46,927  140,425  14,284  46,927  140,425
  25       125,284     112,348  147,262  253,215  12,348  47,262  153,215  12,348  47,262  153,215
  26       134,173     110,031  147,183  266,883  10,031  47,183  116,883  10,031  47,183  166,883
  27       143,506     107,238  146,570  281,412   7,238  46,570  181,412   7,238  46,570  181,412
  28       153,307     103,976  145,398  296,891   3,976  45,398  196,891   3,976  45,398  196,891
  29       163,597     100,136  143,522  313,295     136  43,522  213,295     136  43,522  213,295
  30       174,402         ***  140,921  330,726     ***  40,921  230,726     ***  40,921  230,726

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time. As indicated by the asterisks, at certain rates of return additional premium payments will be required to prevent Policy termination.

                    MALE ISSUE AGE 35, STANDARD NON-TOBACCO
                             $1,000 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION B
                              GUARANTEED CHARGES

                            DEATH BENEFITS           POLICY VALUES         SURRENDER VALUES
                      -------------------------- ---------------------- ----------------------
END OF    PREMIUMS                           ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                         ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%     6%      12%     0%     6%      12%
------  ------------- -------- -------- -------- ------ ------- ------- ------ ------- -------
   1       $ 1,050    $100,675 $100,724 $100,723 $  675 $   724 $   773 $    0 $    24 $    73
   2         2,153     101,328  101,468  101,614  1,328   1,468   1,614    628     768     914
   3         3,310     101,956  102,230  102,528  1,956   2,230   2,528  1,256   1,530   1,828
   4         4,526     102,560  103,010  103,520  2,560   3,010   3,520  1,860   2,310   2,820
   5         5,802     103,138  103,808  104,597  3,138   3,808   4,597  2,438   3,108   3,897
   6         7,142     103,688  104,621  105,765  3,688   4,621   5,765  3,052   3,985   5,129
   7         8,549     104,210  105,448  107,032  4,210   5,448   7,032  3,637   4,875   6,459
   8        10,027     104,703  106,290  108,406  4,703   6,290   8,406  4,194   5,781   7,897
   9        11,578     105,166  107,145  109,897  5,166   7,145   9,897  4,721   6,700   9,452
  10        13,207     105,598  108,012  111,514  5,598   8,012  11,514  5,216   7,630  11,132
  11        14,917     105,995  108,887  113,267  5,995   8,887  13,267  5,677   8,569  12,949
  12        16,713     106,357  109,769  115,167  6,357   9,769  15,167  6,102   9,514  14,912
  13        18,599     106,682  110,657  117,226  6,682  10,657  17,226  6,491  10,466  17,035
  14        20,579     106,969  111,547  119,459  6,969  11,547  19,459  6,842  11,420  19,332
  15        22,657     107,214  112,436  121,879  7,214  12,436  21,879  7,150  12,372  21,815
  16        24,840     107,414  113,320  124,499  7,414  13,320  24,499  7,414  13,320  24,499
  17        27,132     107,563  114,192  127,334  7,563  14,192  27,334  7,563  14,192  27,334
  18        29,539     107,657  115,045  130,398  7,657  15,045  30,398  7,657  15,045  30,398
  19        32,066     107,686  115,868  133,706  7,686  15,868  33,706  7,686  15,868  33,706
  20        34,719     107,647  116,655  137,274  7,647  16,655  37,274  7,647  16,655  37,274
  21        37,505     107,532  117,394  141,120  7,532  17,394  41,120  7,532  17,394  41,120
  22        40,430     107,336  118,078  145,266  7,336  18,078  45,266  7,336  18,078  45,266
  23        43,502     107,055  118,698  149,735  7,055  18,698  49,735  7,055  18,698  49,735
  24        46,727     106,681  119,242  154,550  6,681  19,242  54,550  6,681  19,242  54,550
  25        50,113     106,203  119,693  159,733  6,203  19,693  59,733  6,203  19,693  59,733
  26        53,669     105,611  120,036  165,307  5,611  20,036  65,307  5,611  20,036  65,307
  27        57,403     105,892  120,250  171,297  4,692  20,250  71,297  4,892  20,250  71,297
  28        61,323     104,039  120,320  177,734  4,039  20,320  77,734  4,039  20,320  77,734
  29        65,439     103,023  120,208  184,629  3,023  20,208  84,629  3,023  20,208  84,629
  30        69,761     101,826  119,884  192,006  1,826  19,884  92,006  1,826  19,884  92,006

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                    MALE ISSUE AGE 50, STANDARD NON-TOBACCO
                             $2,500 ANNUAL PREMIUM
                        $100,000 FACE AMOUNT, OPTION B
                              GUARANTEED CHARGES

                            DEATH BENEFITS            POLICY VALUES           SURRENDER VALUES
                      -------------------------- ------------------------ ------------------------
END OF    PREMIUMS                             ASSUMING HYPOTHETICAL GROSS
POLICY  + INTEREST AT                           ANNUAL RATE OF RETURN OF:
 YEAR    5% PER YEAR     0%       6%      12%      0%      6%      12%      0%      6%      12%
------  ------------- -------- -------- -------- ------- ------- -------- ------- ------- --------
   1      $  2,625    $101,758 $101,883 $102,008 $ 1,758 $ 1,883 $  2,008 $   758 $   883 $  1,008
   2         5,381     103,436  103,795  104,169   3,436   3,795    4,169   2,436   2,795    3,169
   3         8,275     105,028  105,729  106,491   5,028   5,729    5,491   4,028   4,729    5,491
   4        11,314     106,528  107,679  108,981   6,528   7,679    8,981   5,528   6,679    7,981
   5        14,505     107,931  109,638  111,650   7,931   9,638   11,650   6,931   8,638   10,650
   6        17,855     109,230  111,597  114,506   9,230  11,597   14,506   8,321  10,688   13,597
   7        21,373     110,421  113,551  117,562  10,421  13,551   17,562   9,603  12,733   16,744
   8        25,066     111,501  115,493  120,831  11,501  15,493   20,831  10,774  14,766   20,104
   9        28,945     112,461  117,412  124,325  12,461  17,412   24,325  11,825  16,776   23,689
  10        33,017     113,293  119,296  128,053  13,293  19,296   28,053  12,748  18,751   27,508
  11        37,293     113,984  121,129  132,026  13,984  21,129   32,026  13,529  20,674   31,571
  12        41,782     114,525  122,894  136,253  14,525  22,894   36,253  14,161  22,530   35,889
  13        46,497     114,907  124,579  140,748  14,097  24,579   40,748  14,634  24,306   40,475
  14        51,446     115,103  126,147  145,507  15,103  26,147   45,507  14,921  25,965   45,325
  15        56,644     115,094  127,573  150,531  15,094  27,573   50,531  15,003  27,482   50,440
  16        62,101     114,865  128,829  155,829  14,865  28,829   55,829  14,865  28,829   55,829
  17        67,831     114,402  129,890  161,406  14,402  29,890   61,406  14,402  29,890   61,406
  18        73,848     113,691  130,730  167,274  13,691  30,730   67,274  13,691  30,730   67,274
  19        80,165     112,714  131,315  173,437  12,714  31,315   73,437  12,714  31,315   73,437
  20        86,798     111,446  131,604  179,892  11,446  31,604   79,892  11,446  31,604   79,892
  21        93,763     109,849  131,541  186,624   9,849  31,541   86,624   9,849  31,541   86,624
  22       101,076     107,879  131,059  193,606   7,879  31,059   93,606   7,879  31,059   93,606
  23       108,755     105,478  130,074  200,796   5,478  30,074  100,796   5,478  30,074  100,796
  24       116,818     102,591  128,500  208,148   2,591  28,500  108,148   2,591  28,500  108,148
  25       125,284         ***  126,255  215,618     ***  26,255  115,618     ***  26,255  115,618
  26       134,173         ***  123,265  223,172     ***  23,265  123,172     ***  23,265  123,172
  27       143,506         ***  119,460  230,778     ***  19,460  130,778     ***  19,460  130,778
  28       153,307         ***  114,770  238,403     ***  14,770  138,403     ***  14,770  138,403
  29       163,597         ***  109,117  246,007     ***   9,117  146,007     ***   9,117  146,007
  30       174,402         ***  102,394  253,522     ***   2,394  153,522     ***   2,394  153,522

  The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rate of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the investment experience of the Portfolios. The Death Benefit, Policy Value and Surrender Value for a Policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any Policy Loans or Partial Surrenders were made. No representations can be made by United Investors Life Insurance Company or the Variable Account or the Portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time. As indicated by the asterisks, at certain rates of return additional premium payments will be required to prevent Policy termination.